Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	December 31, 2022	December 31, 2021
Food, beverage and packaged products	52,713,996	31,858,814
Merchandise for e-commerce sales	14,164,790	6,927,512
Others	4,588,731	3,693,077
	71,467,517	42,479,403